Note 10 - Earnings Per Share (EPS)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]

10.         EARNINGS PER SHARE (“EPS”)

The Company’s basic EPS is calculated using net income (loss) available to common shareholders and the weighted-average number of shares outstanding during the reporting period. Diluted EPS includes the effect from potential issuance of common stock, such as stock issuable pursuant to the exercise of stock options and warrants and the assumed conversion of preferred stock.

The following table sets forth options and warrants which were excluded from the diluted per share calculation because the exercise price was greater than the average market price of the common shares:

	Three Months Ended March 31,
	2023	2022

Stock options	202,996	212,461
Warrants	4,872,025	4,689,387
Total	5,075,021	4,901,848

NOTE U—EARNINGS PER SHARE (EPS)

Items excluded from the diluted per share calculation because the exercise price was greater than the average market price of the common shares:

	Years ended December 31,
	2022	2021

Stock options	202,996	212,461
Warrants	4,872,025	4,689,387
Total	5,075,021	4,901,848